LEASE - Lease liabilities (Details) R$ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 BRL (R$) item	Jun. 30, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Lease Liabilities
Present value of liabilities	R$ 5,366,994		R$ 5,191,760	R$ 3,984,070
Lands and farms
Lease Liabilities
Average rate - % p.a.	11.89%
Present value of liabilities	R$ 2,692,888
Machines and equipment
Lease Liabilities
Average rate - % p.a.	11.05%
Present value of liabilities	R$ 168,348
Buildings
Lease Liabilities
Average rate - % p.a.	9.70%
Present value of liabilities	R$ 84,663
Ships and boats
Lease Liabilities
Average rate - % p.a.	11.39%
Present value of liabilities	R$ 2,417,826
Vehicles
Lease Liabilities
Average rate - % p.a.	10.04%
Present value of liabilities	R$ 3,269
Leased ships
Lease Liabilities
Number of leased ships available for chartering from third parties | item	2
Lease term	10 months	10 months
Chartering available from third party	R$ 40,253	$ 7,500